Fair Value Measurements - Schedule of assets held in the Trust Account (Detail) - US Treasury Securities [Member] - Fair Value, Inputs, Level 1 [Member] - Fair Value, Recurring [Member]	9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Investments [Line Items]
Amortized Cost	$ 419,552,420
Unrealized Gain (Loss)	18,587
Fair Value	$ 419,571,007